Federated Hermes Conservative Municipal Microshort Fund Average Annual Total Returns		12 Months Ended	14 Months Ended	59 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%		0.96%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.77%		2.20%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	2.39%
Performance Inception Date			Oct. 29, 2024
IS
Prospectus [Line Items]
Average Annual Return, Percent		3.03%		2.42%
Performance Inception Date				Feb. 03, 2021
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.03%		2.42%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.03%		2.42%

[1]	The S&P Municipal Bond Index is a broad-based securities market index that tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index is a municipal AAA 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals. It is populated with high quality U.S. municipal bonds with an average rating of AAA from Moody’s and S&P.